Basis of Presentation and Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		49 Months Ended	58 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2017
Going Concern Details Narrative
Net loss	$ (101,446)	$ (2,767)	$ (233,337)	$ (10,764)	$ (21,293)	$ (15,564)	$ 110,797	$ 344,134